Document and Entity Information	Jun. 07, 2020
Cover [Abstract]
Entity Registrant Name	CENTERSTATE BANK CORPORATION
Amendment Flag	false
Entity Central Index Key	0001102266
Document Type	8-K
Document Period End Date	Jun. 07, 2020
Entity Incorporation State Country Code	FL
Entity File Number	000-32017
Entity Tax Identification Number	59-3606741
Entity Address, Address Line One	1101 First Street South
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Winter Haven
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33880
City Area Code	(863)
Local Phone Number	293-4710
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common stock
Trading Symbol	CSFL
Security Exchange Name	NASDAQ